Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 429,582	$ 335,606
Value-added and other tax receivables	36,584	63,738
Egypt gas contract recoveries	24,466	41,578
Other	46,004	58,681
Trade and other receivables	$ 536,636	$ 499,603